Operating Leases (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	May 01, 2022
Operating Leases [Abstract]
Description of lease agreement	The Company entered into a Lease Agreement (the “Lease”) with 14175 Icot Blvd, LLC (the “Lessor”), effective May 1, 2022, relating to approximately 9,677 square feet of property located at 14175 Icot Blvd, Clearwater, FL 33760.	The Company entered into a Lease Agreement (the “Lease”) with 14175 Icot Blvd, LLC (the “Lessor”), effective May 1, 2022, relating to approximately 9,677 square feet of property located at 14175 Icot Blvd, Clearwater, FL 33760.
Monthly base rent first twelve months	$ 8,686.71	$ 8,686.71
Monthly base rent next twelve months	9,034.17	9,034.17
Monthly base rent last twelve months	12,287.63	12,287.63
Advanced rent	69,494	69,494
Operating lease liabilities			$ 328,803
Operating lease expense	103,089	69,494
Amortization expense	73,478	73,067
Prepaid rent	18,928
Interest expense	10,683	15,732
Rent expense	$ 11,095
Prepaid rent		$ 23,165